Derivative Financial Liabilities and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Liabilities and Fair Value Measurements [Abstract]
Schedule of Reconciliation on Derivative Warrant Liabilities

Movement in derivative warrant liabilities

	2025	2024
	(in thousands)
	£	£

At January 1	—	—
Initial recognition on issuance of warrants	4,439	—
Losses on warrant remeasurement	12,648	—
Exercise of warrants	(14,483)	—
Cancellation of warrants	(2,604)	—
At December 31	—	—

In the year ended December 31, 2025, total equity increased by £18.9 million on exercise of warrants, which comprises cash received of £4.4 million plus the £14.5 million fair value of the warrants on exercise.

Schedule of Key Inputs Used in Black-scholes Model and Respective Ranges

Key inputs used in the Black-Scholes model and the respective ranges were as follows:

	Series A warrants
Inputs	At issuance	At remeasurement
ADS price	$0.4040	$0.0859	-	$0.1650
Exercise price	$0.8068			$0.1291
Term to expiry (years)	5.00	4.86	-	4.90
Volatility	126.0%	137.0%	-	138.0%
Risk-free investment rate	3.86%	3.79%	-	3.97%
Dividend yield	0%			0%
Fair value of warrant	$0.0976	$0.0736	-	$0.1480